PHILLIPS CAPITAL INVESTMENTS, INC.

                          ANNUAL REPORT TO SHAREHOLDERS
                      FOR THE YEAR ENDED December 31, 1999



                                    CONTENTS


Management Review of 1999............................................Page     2

Independent Auditors' Report.........................................         3

Statements of Assets and Liabilities.................................         4

Investment in Securities as of December 31, 1999.....................     5 - 7

Statements of Operations.............................................         8

Statements of Changes in Net Assets..................................         9

Notes to Financial Statements........................................   10 - 11

Supplementary Information -
    Selected Per-Share Data and Ratios...............................        12

MANAGEMENT REVIEW OF 1999

     Common stock prices generally rose during the first half of 1999. The net asset value of Phillips Capital Investments, Inc. (the "Fund") participated in this first half appreciation. As the year progressed, most stocks declined in value around the end of the third quarter. Following this setback, a more concentrated group of primarily technology and internet equities rallied through the end of the year. Though the Fund did not suffer as severe a decline as many individual stocks and mutual funds during the Fall downturn, the Fund's value-oriented holdings did not rebound as strongly as many of the more aggressively priced securities during the closing weeks of 1999.

     As has been widely reported in both the television and print news, value stocks and funds which invest in such stocks, have underperformed as a group for the last several years. In 1999, the total return of the Fund was a negative 0.65%. Though this basically flat performance for the year was disappointing, the Fund outperformed many other highly rated value funds.

     As the year ended, most equities labeled as growth stocks were richly priced by historical standards, many with technology and internet company stocks priced at huge multiples of their sales per share. Many of these companies will probably not survive, and one could easily project that the stock prices of most of the others could see much lower levels in the years ahead. Nobody knows exactly when this current momentum-driven and super-concentrated speculation will end. However, we would suspect that each passing day brings us closer to such a fate.

     Protecting your investment against undue risk remains inherent in your Fund's investment philosophy. As long-term investors, we believe your Fund's value-oriented total return objective is even more appealing from the market levels in place at the end of 1999.


                         (HISTORICAL PERFORMANCE TABLE)

                         McCARTHY, ROSE & MILLS, L.L.P.
                          Certified Public Accountants
                        600 North Pearl Street, Suite 440
                            Dallas, Texas 75201-7465
Tel: (214) 969-0400                                           Fax (214) 855-0366


                          INDEPENDENT AUDITORS' REPORT


Shareholders and Board of Directors
Phillips Capital Investments, Inc.
Dallas, Texas


     We have audited the statements of assets and liabilities of Phillips Capital Investments, Inc., including the schedule of portfolio investments, as of December 31, 1999 and 1998, and the related statements of operations and changes in net assets for the years then ended, and selected per-share data and ratios for each of the five years in the period then ended. These financial statements and per-share data and ratios are the responsibility of management. Our responsibility is to express an opinion on these financial statements and per-share data and ratios based on our audits.

     We conducted our audits in accordance with standards established by the American Institute of Certified Public Accountants. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per-share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999 and 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and selected per-share data and ratios referred to above present fairly, in all material respects, the financial position of Phillips Capital Investments, Inc. as of December 31, 1999 and 1998, and the results of its operations and the changes in its net assets for the years then ended, and selected per-share data and ratios for each of the five years in the period then ended in conformity with generally accepted accounting principles.

                                        /s/ McCarthy, Rose & Mills, L.L.P.


January 19, 2000
Dallas, Texas

                                       PHILLIPS CAPITAL INVESTMENTS, INC.
                                       STATEMENT OF ASSETS AND LIABILITIES

                                                                                        December 31,
                                                                            ----------------------------------
                                                                                   1999             1998
                                                                            ---------------   ----------------
Assets:
         Investments in securities, at value -
           amortized cost $2,761,913.74 in 1999 and
           $3,962,343.53 in 1998 - Note A                                   $   3,831,610.19 $    5,287,540.90
         Cash                                                                     157,908.33         82,253.72
         Receivables - Note A
           Interest                                                                18,344.69         30,850.68
           Dividends                                                                3,910.82          4,460.60
           Investment securities sold                                              72,576.66          3,167.12
         Deferred registration expenses - Note B                                      690.92            937.63
         Prepaid insurance                                                            269.62            316.72
                                                                            ----------------  ----------------
                           Total assets                                         4,085.310.87      5,409,527.36
                                                                            ================  ================


Liabilities
         Accrued accounting fees                                                    5,150.00          6,000.00
         Federal income tax payable                                                   200.00            650.00
         Miscellaneous accounts payable                                               176.93            570.97
                                                                            ----------------  ----------------
                           Total liabilities                                        5,526.93          7,220.97
                                                                            ----------------  ----------------


Net Assets:
         Net assets (equivalent to $13.90 and $14.86
          per share based on 293,475.708 and
          363,465.526 shares of capital stock
          outstanding at December 31, 1999 and
          1998, respectively) - Note C                                      $   4,079,783.94  $   5,402,306.39
                                                                            ================  ================


The accompanying notes are an integral part of these financial statements.

                                       PHILLIPS CAPITAL INVESTMENTS, INC.
                                            INVESTMENTS IN SECURITIES
                                                DECEMBER 31, 1999

                                                                      Principal
                                                                      Amount or
COMMON STOCKS:  55.29%                                                  Shares                   Market Value
                                                                   -----------------            ----------------
Communications/Entertainment: 6.76%
         AT & T                                                               1,744            $      88,617.00
         Hearst-Argyle (Series A)                                             1,529                   40,709.63
         Pulitzer, Inc.                                                         933                   37,611.56
         Time Warner                                                          1,500                  108,656.25
                                                                                                ---------------
                                                                                                     275,594.44
                                                                                                ---------------

Shipping and Transportation: 6.74%
         Sea Containers, Ltd. "A"                                             5,000                  133,125.00
         Transport Corp. of America                                           5,000                   62,187.50
         Rush Enterprises                                                     5,500                   79,750.00
                                                                                                ---------------
                                                                                                     275,062.50
                                                                                                ---------------

Consumer Products and Services: 5.05%
         CEC Enterprises                                                      6,000                  169,500.00
         Rock of Ages                                                         8,000                   36,500.00
                                                                                                ---------------
                                                                                                     206,000.00
                                                                                                ---------------

Energy Sources & Related: 5.04%
         Phillips Petroleum                                                   1,400                   65,800.00
         Santa Fe Snyder                                                      8,200                   65,600.00
         USX Marathon Group                                                   3,000                   74,062.50
                                                                                                ---------------
                                                                                                     205,462.50
                                                                                                ---------------

Insurance: 4.91%
         ReliaStar Financial Corp.                                            2,400                   94,050.00
         RLI Corp.                                                            3,125                  106,250.00
                                                                                                ---------------
                                                                                                     200,300.00
                                                                                                ---------------

Health Products and Services:  4.65%
         Beverly Enterprises                                                  7,500                   32,812.50
         Tenet Health Care                                                    3,000                   70,500.00
         Universal Health Services "B"                                        2,400                   86,400.00
                                                                                                ---------------
                                                                                                     189,712.50
                                                                                                ---------------

Investment Co./Foreign Securities: 4.21%
         First Australian Fund                                                6,400                   48,800.00
         Growth Fund of Spain                                                 3,500                   53,165.00
         New Germany Fund, Inc                                                5,701.485               69,843.19
                                                                                                ---------------
                                                                                                     171,808.19
                                                                                                ---------------


                                                        5

                                       PHILLIPS CAPITAL INVESTMENTS, INC.
                                      INVESTMENTS IN SECURITIES (CONTINUED)
                                                December 31, 1999


                                                                        Principal
                                                                        Amount or
Common Stocks (continued)                                                 Shares                   Market Value
                                                                   -----------------            ----------------

Chemicals: 4.19%
         Akzo N.V. ADS                                                         2,000                   99,500.00
         Monsanto                                                              2,000                   71,250.00
                                                                                                ----------------
                                                                                                      170,750.00
                                                                                                ----------------

Merchandising: 3.83%
         Claire's Stores                                                       2,500                   56,562.50
         Kmart                                                                 6,300                   63,393.75
         Stein Mart                                                            6,400                   36,400.00
                                                                                                ----------------
                                                                                                      156,356.25
                                                                                                ----------------

Electric Utilities: 3.61%
         Reliant Energy                                                        2,000                   45,750.00
         Southern Company                                                      2,500                   58,750.00
         Texas Utilities                                                       1,200                   42,675.00
                                                                                                ----------------
                                                                                                      147,175.00
                                                                                                ----------------

Multi-Industries: 2.63%
         Canadian Pacific                                                      2,000                   43,125.00
         Norsk Hydro                                                           1,500                   64,125.00
                                                                                                ----------------
                                                                                                      107,250.00
                                                                                                ----------------

Metals/Mining: 0.99%
         IMCO Recycling, Inc.                                                  3,200                   40,400.00
                                                                                                ----------------

Banking & Financial Services: 0.95%
         Washington Mutual                                                     1,500                   38,812.50
                                                                                                ----------------

Forest & Paper Products: 0.87%
         Abitibi Consolidated                                                  3,000                   35,625.00
                                                                                                ----------------

Construction Products/Services: 0.86%
         Hanson, PLC                                                             875                   35,273.44
                                                                                                ----------------
          TOTAL COMMON STOCKS (Cost $1,157,896.98)                                            $     2,255,582.32
                                                                                                ----------------

PREFERRED STOCKS: 2.79%
         ConAgra Capital LC Prf'd                                              3,000                   52,500.00
         Texaco Capital Prf'd "B"                                              3,500                   61,250.00
                                                                                                ----------------
          TOTAL PREFERRED STOCKS (Cost $140,600.00)                                                   113,750.00
                                                                                                ----------------


                                                        6

                                       PHILLIPS CAPITAL INVESTMENTS, INC.
                                      INVESTMENTS IN SECURITIES (CONTINUED)
                                                DECEMBER 31, 1999

                                                                        Principal
                                                                        Amount or
                                                                         Shares                   Market Value
                                                                     ----------------           ----------------

SHORT-TERM TIME DEPOSITS: 9.31%
         Beal Banc CD 4.92% Due 02/07/00                                                        $      95,000.00
         City National Bank Beverly Hills CD 5.65% due 02/25/00                                        95,000.00
         Lehman Bros. CD 5.85% due 05/03/00                                                            95,000.00
         1st Bank of PR Santurce 6% due 06/14/00                                                       95,000.00
                                                                                                ----------------

                  TOTAL SHORT-TERM TIME DEPOSITS                                                      380,000.00
                                                                                                ----------------
                   (Cost $380,000.00)

OTHER SHORT-TERM SECURITIES: 26.53%
         Institutional Liquid Assets - Treasury                         $ 193,760.72                  193,760.72
         U.S. T-Notes 5.375% OF 01/31/2000                                300,000.00                  299,906,25
         U.S. T-Notes 5.125% OF 08/31/2000                                250,000.00                  248,515.62
         General Motors Com Ppr due 03/07/00                              145,776.67                  145,776.67
         GE Cap Corp Com Ppr due 05/22/00                                 194,318.61                  194,318.61
                                                                                                ----------------

                  TOTAL OTHER SHORT-TERM SECURITIES                                                 1,082,277.87
                                                                                                ----------------
                    (Cost $1,083,416.76)

                  TOTAL INVESTMENTS IN SECURITIES:                                                  3,831,610.19
                                                                                                ----------------
                    (Cost $2,761,913.74)

                  TOTAL OTHER ASSETS (NET OF LIABILITIES): 6.08%                                      248,173.75
                                                                                                ----------------


                  NET ASSETS:  100.00%                                                             $4,079,783.94
                                                                                                ================



The accompanying notes are an integral part of these financial statements.

                                       PHILLIPS CAPITAL INVESTMENTS, INC.
                                             STATEMENT OF OPERATIONS

                                                                               Year Ended December 31,
                                                                     -------------------------------------------
                                                                            1999                      1998
                                                                     ----------------            ---------------
Investment Income
         Income - Note A
                  Interest                                           $     84,991.42             $    128,502.17
                  Dividends                                                45,145.15                   51,331.01
                                                                     ----------------            ---------------
                                    Total income                          130,136.57                  179,833.18
                                                                     ----------------            ---------------

Expenses
         Investment advisory fees - Note E                                 39,049.74                   48,503.38
         Accounting fees                                                    5,800.00                    6,630.00
         Registration fees and expenses                                       706.70                      692.17
         Directors' fees                                                    1,500.00                    1,750.00
         Insurance                                                            983.48                    1,101.00
         Postage and delivery                                                 497.68                      459.00
         Printing                                                              25.43                      166.34
         Professional fees                                                  2,430.50                      585.00
         Other                                                               (72.59)                    2,783.92
         Federal income tax                                                   200.00                      650.00
                                                                     ----------------            ----------------

                                    Total expense                          51,120.94                   63,320.81
                                                                     ----------------            ----------------

                                    Investment income - net                79,015.63                  116,512.37
                                                                     ----------------            ----------------

Realized and Unrealized Gain on
                  Investments - Note D
         Net realized gain on investments                                 159,270.62                  143,417.51
                                                                     ----------------            ----------------
         Change in unrealized appreciation
                  of investments for the period                         (255,500.91)                 (72,953.58)
                                                                     ----------------            ----------------

                           Net gain (loss) on investments                (96,230.29)                   70,463.93
                                                                     ----------------            ----------------

                           Net increase (decrease) in net
                             assets resulting from operations        $   (17,214.66)             $    186,976.30
                                                                     ================            ================



The accompanying notes are an integral part of these financial statements.

                                       PHILLIPS CAPITAL INVESTMENTS, INC.
                                       STATEMENT OF CHANGES IN NET ASSETS

                                                                               Year Ended December 31,
                                                                     -------------------------------------------
                                                                            1999                      1998
                                                                     ----------------            ---------------
Increase in Net Assets from Operations
         Investment income - net                                     $     79,015.63                 $116,512.37
         Net realized gain on investment                                  159,270.62                  143,417.51
         Change in unrealized appreciation                               (255,500.91)                 (72,953.58)
                                                                     ----------------            ----------------

                  Net increase (decrease) in net assets
                           resulting from operations                      (17,214.66)                  186,976.30
                                                                     ----------------            ----------------

Dividends Paid to Shareholders - Note F
         Investment income                                                (79,193.18)                (115,507.78)
         Net realized capital gains                                      (158,386.35)                (143,091.66)
                                                                     ----------------            ----------------

                  Total dividends paid to shareholders                   (237,579,53)                (258,599.44)
                                                                     ----------------            ----------------

Capital Share Transactions                                             (1,067,728.26)                 360,820.96
                                                                     ----------------            ----------------

         Net increase (decrease)                                       (1,322,522.45)                 289,197.82

Net Assets
         Beginning of period (including undistributed
                  investment income of $6,283.93)                       5,402,306.39                5,113,108.57
                                                                     ----------------            ----------------

         End of period (including undistributed
                  investment income of $6,106.38)                    $  4,079,783.94             $  5,402,306.39
                                                                     ================            ================


The accompanying notes are an integral part of these financial statements.


                       PHILLIPS CAPITAL INVESTMENTS, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1999

Note A - Summary of Significant Accounting Policies

     The Company is operated as a diversified, open-end management investment company.

     Security valuation: Investments in securities listed on the New York Stock Exchange, American Stock Exchange or other security exchanges, and securities traded in the Over-The-Counter market are valued at their closing sales price. If no sale has been reported for that day, the last published sale or the last recorded bid price, whichever is the more recent, is used, unless in the opinion of the Board of Directors the value thus obtained may not fairly indicate the actual market value, in which case these securities, and any other assets for which market quotations are not readily available, are valued at fair value as determined by the management and approved in good faith by the Board of Directors.

     Federal income taxes: For tax years beginning after December 31, 1987, it is the Company's intention to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its capital gains and investment income to its shareholders. Therefore, provision has been made for Federal income taxes only on the undistributed income which is immaterial.

     Other: The Company follows industry practice and records security transactions on the trade date. Dividend income is recognized on the ex-dividend date, and interest is accrued on all debt securities on a daily basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.


Note B - Registration Expenses

     Registration expenses will be amortized as new shares are issued.


Note C - Capital Share Transactions

     As of December 31, 1999 and 1998 there were 10,000,000 shares of $1.00 par value capital stock authorized. Capital paid-in aggregated $2,707,058.36 and $3,704,796.82 at December 31, 1999 and 1998, respectively.

     Transactions in capital stock for the period were as follows:

                                                      Shares                               Amount
                                         ----------------------------------   ----------------------------------
                                              1999               1998              1999               1998
                                         ---------------    ---------------   ----------------   ---------------
Shares sold                                  16,457.782         14,702,241    $    246,701.54    $   232,170.23
Shares issued in reinvestment
         of dividends                        16,870.603         17,555.963         233,489.18        258,599.44
                                         ---------------    ---------------   ----------------   ---------------
                                             33,328.385         32,258.384         480,190.72        490,769.67

Shares redeemed                            (103,318.204)         8,375.486      (1,547,918.98)       129,948.71
                                         ---------------    ---------------   ----------------   ---------------

Net increase (decrease)                     (69,989.819)        23,882.898    $ (1,067,728.26)   $   360,820.96
                                         ===============    ===============   ================   ===============

                       PHILLIPS CAPITAL INVESTMENTS, INC.
                      INVESTMENTS IN SECURITIES (CONTINUED)
                                DECEMBER 31, 1999

Note D - Investment Transactions

     Purchases of common stocks during the year were $290,409.42 in 1999 and $429,479.95 in 1998; sales were $644,147.11 and $533,096.68 in 1999 and 1998, respectively. Purchases of U.S. Government obligations were $954,231.98 and $2,195,598.44 in 1998, and $1,700,000.00 and $2,100,000.00 were sold/matured
1999 and 1998, respectively.

     As of December 31, 1999 and 1998, the unrealized appreciation of securities was $1,069,696.45 and $1,325,192.35, respectively; accumulated undistributed net realized gains on investment transactions totaled $3,447.04 and $2,562.77 at December 31, 1999 and 1998, respectively.


Note E - Investment Advisory Fees

     The Company pays advisory fees for investment management and advisory services under a management agreement (Agreement) that provides for fees to be computed monthly at an annual rate of 0.9 percent of the Company's average daily net assets up to $30,000,000, 0.75 percent of assets from $30,000,000 to $60,000,000 and 0.6 percent for those assets in excess of $60,000,000. The Agreement provides for an expense reimbursement from the investment advisor if the Company's total expenses exceed 2.0 percent of the Company's average daily net assets for any year.


Note F - Distributions to Shareholders

     On December 16, 1999, a distribution of $0.58 per share, aggregating $158,386.35, was declared from net realized gains from investment transactions and a dividend of $0.29 per share, aggregating $79,193.18 was declared from net investment income. The distribution and dividend were paid on December 30, 1999 to shareholders of record on December 29, 1999.

     On December 17, 1998, a distribution of $.415 per share, aggregating $143,091.66, was declared from net realized gains from investment transactions and a dividend of $.335 per share, aggregating $115,507.78 was declared from net investment income. The distribution and dividend were paid on December 29, 1998 to shareholders of record on December 28, 1998.

                                    PHILLIPS CAPITAL INVESTMENTS, INC.
                     SUPPLEMENTARY INFORMATION - SELECTED PER-SHARE DATA AND RATIOS*

                                                           Year Ended December 31,
                                     -------------------------------------------------------------------
                                       1999           1998          1997          1996           1995
                                     ---------     ----------    ----------    ----------     ----------
Per-Share Data:
         Investment income              $0.48          $0.52         $0.53         $0.48          $0.67
         Expenses                        0.19           0.18          0.19          0.18           0.18
                                     ---------     ----------    ----------    ----------     ----------

           Investment income - net       0.29           0.34          0.34          0.30           0.49

         Distributions from net
           investment income            (0.29)         (0.34)        (0.33)        (0.29)         (0.49)

         Net realized and unrealized
           gain (loss) on securities    (0.38)          0.21          2.28          1.07           1.58

         Distributions from net
           realized long-term gains
           on securities                (0.58)         (0.41)        (0.97)        (1.99)         (0.36)
                                     ---------     ----------    ----------    ----------     ----------

         Net increase (decrease) in net
           asset value                  (0.96)         (0.20)         1.32         (0.91)          1.22

         Net asset value:
           Beginning of year            14.86          15.06         13.74         14.65          13.43
                                     ---------     ----------    ----------    ----------     ----------

           End of year                 $13.90         $14.86        $15.06        $13.74         $14.65
                                     =========     ==========    ==========    ==========     ==========

Ratios (Annualized)
  Ratio of expenses to average
    net assets                           1.17%          1.18%         1.19%         1.20%          1.11%
  Ratio of net investment income
    to average net assets                1.81%          2.17%         2.10%         1.96%          2.98%
  Portfolio turnover rate               11.48%         15.97%         5.71%        19.08%         28.17%

Shares Outstanding at End of
 Year                             293,475.708    363,465.526   339,582.628   355,399.640    343,987.019





* Selected data for a share of capital stock outstanding throughout the year.